Submission	Sep. 25, 2025
Submission [Line Items]
Central Index Key	0002079173
Registrant Name	American Exceptionalism Acquisition Corp. A
Registration File Number	333-289701
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A